Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of initial Fixed $100 Investment Based on:			Company-Selected Performance Measure
	Summary Compensation Table Total for Linden R. Evans (1)	Compensation Actually Paid to Linden R. Evans (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net income (GAAP), in millions	EPS from ongoing operations, as adjusted (non-GAAP)	(5)
2022	$4,486,548	$4,506,289	$1,208,492	$1,224,584	$99.15	$101.15	$270.8	$3.97
2021	$4,440,908	$5,151,457	$1,318,764	$1,453,664	$96.19	$117.12	$251.3	$3.74
2020	$4,221,114	$3,055,790	$1,565,573	$1,003,991	$80.92	$98.84	$242.8	$3.73

Named Executive Officers, Footnote [Text Block]	The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022
Richard W. Kinzley	Richard W. Kinzley	Richard W. Kinzley
Brian G. Iverson	Brian G. Iverson	Brian G. Iverson
Stuart A. Wevik	Stuart A. Wevik	Erik D. Keller
Scott A. Buchholz	Erik D. Keller	Jennifer C. Landis

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the Edison Electric Institute Index (“EEI Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the EEI Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the EEI Index. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,486,548	$ 4,440,908	$ 4,221,114
PEO Actually Paid Compensation Amount	4,506,289	5,151,457	3,055,790
Non-PEO NEO Average Total Compensation Amount	1,208,492	1,318,764	1,565,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,224,584	1,453,664	1,003,991
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
We determined EPS from ongoing operations, as adjusted (non-GAAP) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Linden R. Evans	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Linden R. Evans	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Linden R. Evans	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Linden R. Evans	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Linden R. Evans	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Linden R. Evans	Total - Inclusion of Equity Values for Linden R. Evans
2022	$2,543,388	$157,935	$-	$(286,806)	$-	$-	$2,414,517
2021	$2,919,069	$80,463	$-	$(50,454)	$-	$-	$2,949,078
2020	$1,183,535	$(259,008)	$-	$(190,152)	$-	$-	$734,375

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2022	$511,412	$30,488	$-	$(44,278)	$-	$-	$497,622
2021	$624,512	$23,290	$-	$(5,655)	$-	$-	$642,147
2020	$263,362	$(68,513)	$-	$(80,427)	$-	$-	$114,422

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Linden R. Evans	Exclusion of Change in Pension Value for Linden R. Evans	Exclusion of Stock Awards for Linden R. Evans	Inclusion of Pension Service Cost for Linden R. Evans	Inclusion of Equity Values for Linden R. Evans	Compensation Actually Paid to Linden R. Evans
2022	$4,486,548	$-	$(2,394,776)	$-	$2,414,517	$4,506,289
2021	$4,440,908	$-	$(2,238,529)	$-	$2,949,078	$5,151,457
2020	$4,221,114	$(79,100)	$(1,820,599)	$-	$734,375	$3,055,790

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,208,492	$-	$(481,530)	$-	$497,622	$1,224,584
2021	$1,318,764	$(37,453)	$(478,922)	$9,128	$642,147	$1,453,664
2020	$1,565,573	$(304,177)	$(405,174)	$33,347	$114,422	$1,003,991

Total Shareholder Return Vs Peer Group [Text Block]	As presented, the first chart below compares the Company's TSR and peer group TSR, assumes an initial investment of $100 on December 31, 2019, assumes all dividends were reinvested and depicts performance at the end of each applicable year.
Tabular List [Table Text Block]

Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Most Important Performance Measures
EPS from ongoing operations, as adjusted (non-GAAP)
Net income
Total Shareholder Return

Total Shareholder Return Amount	$ 99.15	96.19	80.92
Peer Group Total Shareholder Return Amount	101.15	117.12	98.84
Net Income (Loss)	$ 270,800,000	$ 251,300,000	$ 242,800,000
Company Selected Measure Amount	397	374	373
Adjustment to Compensation Amount				$ 100
Additional 402(v) Disclosure [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.

Earnings per share available for common stock | $ / shares	$ 3.97	$ 3.74	$ 3.65
Impairment of investment | $ / shares			0.08
Earnings per share from ongoing operations, as adjusted | $ / shares	$ 3.97	$ 3.74	$ 3.73
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS from ongoing operations, as adjusted (non-GAAP)
Non-GAAP Measure Description [Text Block]

A non-GAAP reconciliation to GAAP EPS is shown below:

EPS from ongoing operations, as adjusted (Non-GAAP Measure)
	Year Ended December 31,
	2022	2021	2020
EPS available for common stock (GAAP)	$3.97	$3.74	$3.65
Impairment of investment	—	—	0.08
EPS from ongoing operations, as adjusted (Non-GAAP)	$3.97	$3.74	$3.73

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Linden R. Evans
Peo Exclusion of Change in Pension Value	$ 0	$ 0	$ (79,100)
Peo Exclusion of Stock Awards	(2,394,776)	(2,238,529)	(1,820,599)
Peo Inclusion of Pension Service Cost	0	0	0
Peo Inclusion of Equity Values	2,414,517	2,949,078	734,375
Peo Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested	2,543,388	2,919,069	1,183,535
Peo Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	157,935	80,463	(259,008)
Peo Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	0	0	0
Peo Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(286,806)	(50,454)	(190,152)
Peo Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	0	0	0
Peo Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	0	0	0
Peo Total - Inclusion of Equity Values	2,414,517	2,949,078	734,375
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non Peo Neo Average Exclusion of Change in Pension Value	0	(37,453)	(304,177)
Non Peo Neo Average Exclusion of Stock Awards and Option Awards	(481,530)	(478,922)	(405,174)
Non Peo Neo Average Inclusion of Pension Service Cost	0	9,128	33,347
Non Peo Neo Average Inclusion of Equity Values	497,622	642,147	114,422
Non Peo Neo Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested	511,412	624,512	263,362
Non Peo Neo Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	30,488	23,290	(68,513)
Non Peo Neo Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	0	0	0
Non Peo Neo Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(44,278)	(5,655)	(80,427)
Non Peo Neo Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	0	0	0
Non Peo Neo Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	0	0	0
Non Peo Neo Total - Average Inclusion of Equity Values	$ 497,622	$ 642,147	$ 114,422
Non-PEO NEO [Member] | Richard W. Kinzley
Pay vs Performance Disclosure [Table]
PEO Name	Richard W. Kinzley	Richard W. Kinzley	Richard W. Kinzley
Non-PEO NEO [Member] | Brian G. Iverson
Pay vs Performance Disclosure [Table]
PEO Name	Brian G. Iverson	Brian G. Iverson	Brian G. Iverson
Non-PEO NEO [Member] | Stuart A. Wevik
Pay vs Performance Disclosure [Table]
PEO Name		Stuart A. Wevik	Stuart A. Wevik
Non-PEO NEO [Member] | Erik D. Keller
Pay vs Performance Disclosure [Table]
PEO Name	Erik D. Keller	Erik D. Keller
Non-PEO NEO [Member] | Scott A. Buchholz
Pay vs Performance Disclosure [Table]
PEO Name			Scott A. Buchholz
Non-PEO NEO [Member] | Jennifer C. Landis
Pay vs Performance Disclosure [Table]
PEO Name	Jennifer C. Landis